Disclosures about The Temporary Exemption From IFRS 9 - Summary of Credit Risk Exposure for Financial Assets with Contractual Terms that Give Rise on SPPI (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	[1],[2]	¥ 1,937,416	¥ 1,570,869
Domestic [member]
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	[1],[2]	1,933,543	1,563,075
Overseas [member]
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	[1],[2]	3,873	7,794
Rating not required [member] | Domestic [member]
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	[1],[2],[3]	719,142	657,905
AAA credit rating [member] | Domestic [member]
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	[1],[2]	1,207,034	893,336
AAA credit rating [member] | Overseas [member]
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	[1],[2]		30
AA plus credit rating [member] | Domestic [member]
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	[1],[2]	4,197	7,671
AA credit rating [member] | Domestic [member]
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	[1],[2]	170	1,163
AA minus credit rating [member] | Domestic [member]
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	[1],[2]	3,000	3,000
A Plus Credit Rating [Member] | Overseas [member]
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	[1],[2]	25	4,014
A credit rating [member] | Overseas [member]
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	[1],[2]	3,654	3,541
A minus credit rating [member] | Overseas [member]
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	[1],[2]	45	35
BBB plus credit rating [member] | Overseas [member]
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	[1],[2]	112	135
BBB minus credit rating [member] | Overseas [member]
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	[1],[2]	13	14
Not rated [member] | Overseas [member]
Disclosure of detailed information about financial assets described in paragraph 39E(a) of IFRS 4 [line items]
Carrying amount	[1],[2]	¥ 24	¥ 25

[1]	Credit risk ratings for domestic assets are provided by domestic qualified external rating agencies and credit risk ratings for overseas assets are provided by overseas qualified external rating agencies.
[2]	For financial assets measured at amortised cost, the carrying amount before adjusting impairment allowance is disclosed here.
[3]	Mainly including government bonds and policy financial bonds.